ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 93.4%
HARDWARE 11.2%
Consumer Electronics 1.5%
Apple Computer (1)	24,000	1,849
		1,849
Enterprise Hardware 7.6%
AAC Acoustic Technology (HKD) (1)	1,250,000	1,444
HOYA (JPY)	63,500	2,395
Sun Microsystems (1)	360,000	1,789
Symbol Technologies	250,000	3,715
Xyratex (1)	22,000	419
		9,762
Imaging 0.4%
USHIO (JPY)	26,000	561
		561
Supply Chain/Electronic Manufacturing 1.7%
Hon Hai Precision (TWD)	360,000	2,191
		2,191
Total Hardware		14,363
IT SERVICES 6.3%
IT Services 6.3%
CDNetworks (KRW) (1)	82,800	2,874
Infosys Technologies (INR)	65,000	2,627
Satyam Computer Services (INR)	142,200	2,547
Total IT Services		8,048
MEDIA 12.8%
Cable/Satellite 0.9%
EchoStar Communications, Class A (1)	35,000	1,146
		1,146
Internet 10.6%
Amazon.com (1)	42,000	1,349
Baidu.com ADR (1)	7,000	613
CNET Networks (1)	150,000	1,437
Google, Class A (1)	7,000	2,813
Monster Worldwide (1)	55,000	1,990
Tencent Holdings (HKD)	908,000	2,091
Yahoo! (1)	129,000	3,261
		13,554
Publishing 1.3%
Getty Images (1)	35,000	1,739
		1,739

Total Media		16,439
SEMICONDUCTORS 21.5%

Analog Semiconductors 4.1%
Analog Devices	50,000	1,470
Fairchild Semiconductor, Class A (1)	47,000	879
Maxim Integrated Products	105,000	2,947
		5,296
Digital Semiconductors 11.5%
Broadcom, Class A (1)	60,000	1,820
Integrated Device Technology (1)	115,000	1,847
Intel	88,000	1,810
Marvell Technology Group (1)	40,000	775
Mediatek (TWD)	163,400	1,550
Spansion, Class A (1)	83,500	1,392
Taiwan Semiconductor ADR	318,447	3,057
Wacker Chemie (EUR) (1)	9,400	1,109
Xilinx	60,000	1,317
		14,677
Semiconductor Capital Equipment 5.9%
Advantest (JPY)	17,200	854
Applied Materials	126,000	2,234
Ibiden (JPY)	39,000	2,062
Sumco (JPY)	10,300	764
Teradyne (1)	129,000	1,698
		7,612
Total Semiconductors		27,585
SOFTWARE 24.3%
Applications Software 9.4%
Adobe Systems (1)	80,000	2,996
aQuantive (1)	65,000	1,535
Digital River (1)	33,000	1,687
NAVTEQ (1)	68,600	1,791
Salesforce.com (1)	65,000	2,332
SAP (EUR)	9,000	1,786
		12,127
Consumer Software 3.1%
Activision (1)	126,000	1,903
Ubisoft Entertainment (EUR) (1)	35,000	2,027
		3,930
Infrastructure Software 8.3%
Microsoft	257,500	7,038
Oracle (1)	65,000	1,153
Red Hat (1)	115,000	2,424
		10,615
Systems Software 2.3%
Cogent (1)	75,000	1,030
McAfee (1)	80,000	1,957
		2,987
Technical Software 1.2%
Synopsys (1)	80,000	1,578
		1,578
Total Software		31,237
TELECOM EQUIPMENT 14.8%
Wireless Equipment 3.4%
LM Ericsson (SEK)	367,000	1,275
Mogem (KRW) (1)	37,200	729
Nokia (EUR)	120,000	2,384
		4,388
Wireline Equipment 11.4%
AU Optronics ADR	65,000	926
Cisco Systems (1)	120,000	2,760
Corning (1)	105,000	2,563
Garmin	20,000	976
Juniper Networks (1)	185,000	3,197
Radware (1)	135,000	1,832
TomTom (EUR) (1)	56,300	2,369
		14,623
Total Telecom Equipment		19,011
TELECOM SERVICES 2.3%
Wireless - Domestic 2.3%
American Tower Systems, Class A (1)	80,000	2,920
Total Telecom Services		2,920

Total Miscellaneous Common Stocks 0.2% (2)		215

Total Common Stocks (Cost $117,278)		119,818
PREFERRED STOCKS 3.6%
SEMICONDUCTORS 3.6%
Digital Semiconductors 3.6%
Samsung Electronics, 1.24% (KRW)	8,900	4,674
Total Semiconductors		4,674
Total Preferred Stocks (Cost $4,379)		4,674
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Investment Fund, 5.17% (3)(4)	1,848,882	1,849
Total Short-Term Investments (Cost $1,849)		1,849
Total Investments in Securities
98.4% of Net Assets (Cost $123,506)		$126,341

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Technology Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Global Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $123,506,000. Net unrealized gain aggregated $2,832,000 at period-end, of which $10,330,000 related to appreciated investments and $7,498,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $74,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $1,849,000 and $2,379,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006